Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 01, 2014
Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding
The notional amounts and fair values of financial instruments outstanding were as follows:

	As at March 1, 2014
Assets (Liabilities)	Notional Amount	Estimated Fair Value
Currency forward contracts - asset	$585	$5
Currency option contracts - asset	186	2
Currency forward contracts - liability	1,304	(26)
Currency option contracts - liability	72	(2)

	As at March 2, 2013
Assets (Liabilities)	Notional Amount	Estimated Fair Value
Currency forward contracts - asset	$2,356	$57
Currency option contracts - asset	309	2
Currency forward contracts - liability	1,332	(24)
Currency option contracts - liability	426	(11)

Fair Values of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Balance Sheets
The following table shows the fair values of derivative instruments designated as cash flow hedges on the consolidated balance sheets:

	As at
	March 1, 2014		March 2, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$—	Other current assets	$13
Currency option contracts - asset	Other current assets	1	Other current assets	2
Currency forward contracts - liability	Accrued liabilities	(7)	Accrued liabilities	(10)
Currency option contracts - liability	Accrued liabilities	(1)	Accrued liabilities	(10)
Currency option contracts - premiums	Accumulated other comprehensive loss	(1)	Accumulated other comprehensive loss	(3)

Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income
The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the year ended March 1, 2014:

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Currency option contracts	$—	Revenue	$(7)
Currency forward contracts	(1)	Cost of sales	(2)
Currency forward contracts	(2)	Selling, marketing and administration	(4)
Currency forward contracts	(4)	Research and development	(6)
Currency option contracts	(1)	Research and development	—
	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Ineffective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(4)
	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Unqualified Portion)	Location of Gain (Loss) Reclassified from AOCI into Income (Unqualified Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Unqualified Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(9)

The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statement of operations for the year ended March 2, 2013:

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Currency forward contracts	$7	Revenue	$52
Currency option contracts	(10)	Revenue	(5)
Currency forward contracts	(1)	Cost of sales	5
Currency option contracts	—	Cost of sales	—
Currency forward contracts	(2)	Selling, marketing and administration	5
Currency option contracts	—	Selling, marketing and administration	—
Currency forward contracts	(1)	Research and development	11
Currency option contracts	(1)	Research and development	(1)

	Amount of Gain (Loss) Recognized in Income on Derivative Instruments (Ineffective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Ineffective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$8

Fair Values of Derivative Instruments that are Not Subject to Hedge Accounting in Consolidated Balance Sheets
The following table shows the fair values of derivative instruments that are not subject to hedge accounting on the consolidated balance sheets:

	As at
	March 1, 2014		March 2, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$5	Other current assets	$44
Currency option contracts - asset	Other current assets	1	Other current assets	—
Currency forward contracts - liability	Accrued liabilities	(15)	Accrued liabilities	(14)
Currency option contracts - liability	Accrued liabilities	(1)	Accrued liabilities	(1)
The following table shows the fair values of derivative instruments hedging anticipated foreign currency transactions on which the Company did not or could not apply hedge accounting on the consolidated balance sheets:

As at
	March 1, 2014		March 2, 2013
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Currency forward contracts - asset	Other current assets	$—	Other current assets	$—
Currency option contracts - asset	Other current assets	—	Other current assets	—
Currency forward contracts - liability	Accrued liabilities	(4)	Accrued liabilities	—
Currency option contracts - liability	Accrued liabilities	—	Accrued liabilities	—

Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 1, 2014:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency forward contracts	Selling, marketing and administration	$16
Currency option contracts	Selling, marketing and administration	11
The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 2, 2013:

	Location of Gain (Loss) Recognized in Income on Derivative Instruments	Amount of Gain (Loss) in Income on Derivative Instruments
Currency forward contracts	Selling, marketing and administration	$38
Currency option contracts	Selling, marketing and administration	8